GE RSP U.S. Equity Fund

Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.6% †
Aerospace & Defense – 1.6%
General Dynamics Corp.	67,980	$11,507,654
Hexcel Corp.	213,753	14,783,158
Raytheon Co.	155,290	28,275,203
The Boeing Co.	74,990	28,602,686
		83,168,701
Air Freight & Logistics – 0.4%
FedEx Corp.	39,206	7,112,360
United Parcel Service Inc., Class B	143,125	15,992,788
		23,105,148
Airlines – 0.2%
Alaska Air Group Inc.	136,272	7,647,585
JetBlue Airways Corp.	197,839	3,236,646	(a)
		10,884,231
Application Software – 1.6%
Adobe Inc.	76,721	20,445,379	(a)
Intuit Inc.	55,471	14,500,674
salesforce.com Inc.	304,570	48,234,751	(a)
		83,180,804
Auto Parts & Equipment – 0.3%
Aptiv PLC	206,746	16,434,239
Automotive Retail – 0.5%
AutoZone Inc.	25,379	25,991,141	(a)
Biotechnology – 3.8%
Alexion Pharmaceuticals Inc.	203,409	27,496,829	(a)
BioMarin Pharmaceutical Inc.	220,124	19,553,615	(a)
Gilead Sciences Inc.	1,672,242	108,712,452
Vertex Pharmaceuticals Inc.	214,663	39,487,259	(a)
		195,250,155
Building Products – 0.2%
Allegion PLC	100,376	9,105,107
Cable & Satellite – 2.2%
Charter Communications Inc., Class A	215,908	74,900,644	(a)
Comcast Corp., Class A	996,463	39,838,591
		114,739,235
Communications Equipment – 0.8%
Cisco Systems Inc.	735,897	39,731,079
Construction Materials – 0.1%
Vulcan Materials Co.	32,333	3,828,227
Consumer Finance – 0.3%
American Express Co.	123,106	13,455,486
Data Processing & Outsourced Services – 4.3%
Mastercard Inc., Class A	152,750	35,964,987
Visa Inc., Class A	1,192,745	186,294,842
		222,259,829
Diversified Banks – 2.9%
JPMorgan Chase & Co.	1,494,178	151,255,639
Diversified Chemicals – 0.5%
DowDuPont Inc.	524,804	27,977,301
Electric Utilities – 1.5%
American Electric Power Company Inc.	177,513	14,866,714
Duke Energy Corp.	50,910	4,581,900
Edison International	93,197	5,770,758
Exelon Corp.	412,927	20,700,030
NextEra Energy Inc.	162,753	31,463,410
		77,382,812
Electrical Components & Equipment – 0.5%
Emerson Electric Co.	355,729	24,356,765
Electronic Components – 1.3%
Corning Inc.	2,063,647	68,306,716
Environmental & Facilities Services – 0.4%
Republic Services Inc.	74,511	5,989,194
Waste Management Inc.	150,228	15,610,192
		21,599,386

	Number of Shares	Fair Value
Fertilizers & Agricultural Chemicals – 0.1%
The Mosaic Co.	179,132	$4,892,095
Financial Exchanges & Data – 3.0%
CME Group Inc.	364,364	59,967,027
MSCI Inc.	105,414	20,960,520
S&P Global Inc.	356,209	74,999,805
		155,927,352
Footwear – 0.7%
NIKE Inc., Class B	446,289	37,581,997
General Merchandise Stores – 0.4%
Dollar Tree Inc.	186,583	19,598,678	(a)
Gold – 0.1%
Newmont Mining Corp.	123,456	4,416,021
Healthcare Equipment – 1.6%
Becton Dickinson and Co.	90,486	22,597,069
Boston Scientific Corp.	940,719	36,104,795	(a)
Medtronic PLC	284,948	25,953,064
		84,654,928
Healthcare Services – 1.3%
Cigna Corp.	203,878	32,787,660	(a)
DaVita Inc.	273,197	14,831,865	(a)
Quest Diagnostics Inc.	194,472	17,486,922
		65,106,447
Home Improvement Retail – 0.6%
The Home Depot Inc.	149,591	28,705,017
Hotels, Resorts & Cruise Lines – 0.3%
Marriott International Inc., Class A	118,833	14,864,820
Household Products – 1.0%
The Procter & Gamble Co.	509,386	53,001,613
Hypermarkets & Super Centers – 0.3%
Walmart Inc.	166,144	16,204,024
Industrial Conglomerates – 1.3%
Honeywell International Inc.	259,880	41,300,129
Roper Technologies Inc.	82,369	28,167,727
		69,467,856
Industrial Gases – 0.6%
Air Products & Chemicals Inc.	112,737	21,528,257
Linde PLC	40,157	7,064,821
		28,593,078
Industrial Machinery – 2.7%
Ingersoll-Rand PLC	647,247	69,870,314
Xylem Inc.	863,174	68,225,273
		138,095,587
Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	182,698	17,155,342
Integrated Oil & Gas – 2.5%
Chevron Corp.	634,626	78,173,230
Exxon Mobil Corp.	634,346	51,255,157
		129,428,387
Integrated Telecommunication Services – 0.7%
AT&T Inc.	347,587	10,900,328
Verizon Communications Inc.	446,665	26,411,302
		37,311,630
Interactive Home Entertainment – 0.3%
Activision Blizzard Inc.	144,978	6,600,848
Electronic Arts Inc.	72,974	7,416,348	(a)
		14,017,196
Interactive Media & Services – 6.0%
Alphabet Inc., Class A	124,007	145,942,598	(a)
Alphabet Inc., Class C	64,314	75,460,259	(a)
Facebook Inc., Class A	531,979	88,675,580	(a)
		310,078,437
Internet & Direct Marketing Retail – 4.7%
Amazon.com Inc.	114,427	203,765,880	(a)
Booking Holdings Inc.	22,994	40,122,461	(a)
		243,888,341

GE RSP U.S. Equity Fund

Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Investment Banking & Brokerage – 0.9%
The Charles Schwab Corp.	1,148,710	$49,118,840
IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	99,360	17,489,347
International Business Machines Corp.	141,551	19,972,846
		37,462,193
Life & Health Insurance – 0.3%
Prudential Financial Inc.	156,604	14,388,775
Life Sciences Tools & Services – 0.9%
Illumina Inc.	75,709	23,522,029	(a	)
IQVIA Holdings Inc.	117,943	16,966,101	(a	)
Thermo Fisher Scientific Inc.	25,582	7,002,305
		47,490,435
Managed Healthcare – 2.8%
Humana Inc.	82,491	21,942,606
UnitedHealth Group Inc.	504,545	124,753,797
		146,696,403
Movies & Entertainment – 2.3%
Netflix Inc.	88,325	31,493,162	(a	)
The Walt Disney Co.	814,123	90,392,077
		121,885,239
Multi-Line Insurance – 0.3%
American International Group Inc.	150,290	6,471,487
The Hartford Financial Services Group Inc.	172,652	8,584,258
		15,055,745
Multi-Sector Holdings – 1.1%
Berkshire Hathaway Inc., Class B	296,548	59,573,528	(a	)
Multi-Utilities – 1.2%
CMS Energy Corp.	110,303	6,126,229
Dominion Energy Inc.	139,253	10,675,135
Sempra Energy	358,448	45,114,265
		61,915,629
Oil & Gas Equipment & Services – 1.3%
Schlumberger Ltd.	1,494,940	65,134,536
Oil & Gas Exploration & Production – 1.4%
Concho Resources Inc.	78,380	8,697,045
ConocoPhillips	264,457	17,649,860
Diamondback Energy Inc.	398,500	40,459,705
EOG Resources Inc.	51,748	4,925,375
		71,731,985
Oil & Gas Refining & Marketing – 0.2%
Marathon Petroleum Corp.	203,902	12,203,535
Packaged Foods & Meats – 1.8%
Mondelez International Inc., Class A	1,854,781	92,590,667
Personal Products – 0.7%
Estee Lauder Cos., Inc. Class A	209,260	34,642,993
Pharmaceuticals – 5.3%
Allergan PLC	687,094	100,597,433
Elanco Animal Health Inc.	418,229	13,412,604	(a	)
Merck & Company Inc.	1,526,443	126,954,264
Mylan N.V.	1,151,389	32,630,364	(a	)
		273,594,665
Property & Casualty Insurance – 0.4%
Chubb Ltd.	153,798	21,544,024

	Number of Shares	Fair Value
Railroads – 0.6%
Union Pacific Corp.	193,998	$32,436,466
Regional Banks – 2.5%
Comerica Inc.	163,047	11,954,606
First Republic Bank	831,888	83,571,468
Regions Financial Corp.	877,501	12,416,639
SVB Financial Group	92,213	20,504,483	(a	)
		128,447,196
Restaurants – 1.0%
McDonald’s Corp.	279,772	53,128,703
Semiconductor Equipment – 2.2%
Applied Materials Inc.	2,349,973	93,199,929
ASML Holding N.V.	122,206	22,980,838
		116,180,767
Semiconductors – 2.8%
Broadcom Inc.	255,406	76,803,139
Intel Corp.	561,756	30,166,297
NVIDIA Corp.	133,704	24,007,890
Texas Instruments Inc.	145,259	15,407,622
		146,384,948
Soft Drinks – 2.2%
PepsiCo Inc.	934,885	114,570,157
Specialized REITs – 0.8%
American Tower Corp.	212,335	41,842,735
Specialty Chemicals – 0.4%
Albemarle Corp.	80,440	6,594,471
PPG Industries Inc.	119,596	13,498,801
		20,093,272
Specialty Stores – 0.3%
Ulta Salon Cosmetics & Fragrance Inc.	50,362	17,562,740	(a	)
Steel – 0.0% *
Steel Dynamics Inc.	66,898	2,359,492
Systems Software – 6.4%
Microsoft Corp.	2,181,750	257,315,595
Oracle Corp.	649,398	34,879,167
Proofpoint Inc.	104,118	12,643,049	(a	)
Red Hat Inc.	53,582	9,789,431	(a	)
ServiceNow Inc.	72,702	17,920,316	(a	)
		332,547,558
Technology Hardware, Storage & Peripherals – 3.5%
Apple Inc.	947,674	180,010,676
Tobacco – 0.6%
Philip Morris International Inc.	357,858	31,631,069
Trading Companies & Distributors – 1.3%
United Rentals Inc.	607,077	69,358,547	(a	)
Trucking – 0.3%
Lyft Inc., Class A	179,882	14,082,962
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	152,268	10,521,719	(a	)
Total Common Stock (Cost $3,978,121,078)		5,121,189,046
Total Investments (Cost $3,978,121,078)		5,121,189,046
Other Assets and Liabilities, net – 1.4%		71,459,509

NET ASSETS – 100.0%		$5,192,648,555

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
†	Percentages are based on net assets as of March 31, 2019.
*	Less than 0.05%.

GE RSP U.S. Equity Fund

Schedule of Investments	March 31, 2019 (Unaudited)

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP U.S. Equity Fund	Investments in Securities
	Common Stock	$5,121,189,046	$—	$—	$5,121,189,046

	Total Investments in Securities	$5,121,189,046	$—	$—	$5,121,189,046

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Income Taxes

As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP U.S. Equity Fund	$3,998,372,204	$1,287,988,026	$165,171,184	$1,122,816,842